Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	86,900,398	69,800,000
Common stock, shares outstanding	86,900,398	69,800,000
Class A Common Stock
Common stock subject to possible redemption		2,293,741	12,350,000
Previously Reported
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Previously Reported | Class A Common Stock
Common stock subject to possible redemption		2,293,741	12,350,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000
Common stock, shares issued		123,500	123,500
Common stock, shares outstanding		123,500	123,500
Previously Reported | Class B Common Stock
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000
Common stock, shares issued		3,087,500	3,087,500
Common stock, shares outstanding		3,087,500	3,087,500